Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Abstract]
Subcontractors and consultants		$ 2,744	$ 3,530	$ 4,794
Share-based compensation		1,262	193	575
Salaries and social benefits		2,221	1,975	1,905
Research and development expenses	[1]	$ 6,227	$ 5,698	$ 7,274

[1]	Including transactions with related parties of $1,898 thousand, $1,061 thousand and $1,446 thousand for the year ended December 31, 2025, 2024 and 2023 respectively.